Related Party Transactions - Due To Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Due to Related Parties	$ 41,948	$ 48,735
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties	41,912	48,684
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due to Related Parties	0	51
Ultranav Business Support ApS [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 36	$ 0